Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

		December 31,
($ thousands)	Notes	2019	2018
Employee compensation		163,463	145,616
Accrued interest payable		141,485	139,276
Taxes other than income taxes		135,607	149,203
Accrued expenses		123,280	115,165
Jackpot liabilities	16	74,725	76,191
Contract liabilities	3	67,816	72,005
Current financial liabilities		62,860	107,316
Operating lease liabilities	10	50,442	—
Income taxes payable		33,314	8,209
Other		29,089	11,950
		882,081	824,931

Schedule of Other Non-Current Liabilities

		December 31,
($ thousands)	Notes	2019	2018
Jackpot liabilities	16	160,101	178,376
Contract liabilities	3	65,855	67,022
Reserves for uncertain tax positions		47,523	40,803
Finance lease liabilities	10	36,335	57,756
Income taxes payable		26,493	25,654
Royalties payable		18,918	26,686
Other		58,324	74,802
		413,549	471,099